SHORT-TERM BANK BORROWINGS AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2020
SHORT-TERM BANK BORROWINGS AND RESTRICTED CASH
Schedule of short-term bank borrowings

	As of December 31,
	2019	2020
	RMB	RMB
East West Bank loan	48,910,799	—
Bank of China loan	20,000,000	20,000,000
SPD Silicon Valley Bank loan	120,000,000	160,000,000
Bank of Ningbo loan	28,483,333	—

Short-term bank borrowings	217,394,132	180,000,000